Retirement Benefits - Movements in Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	¥ 38,540	¥ 40,387	¥ 40,030
Interest cost	(1,797)	(1,453)	(1,153)
Past service cost	108	(44)	(3)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,173,671	1,239,784
Current service cost	38,540	40,387
Interest cost	8,008	8,637
Actuarial losses (gains)-demographic assumptions	(394)	15,485
Actuarial losses -financial assumptions	23,197	5,896
Actuarial losses-experience	2,652	2,519
Benefits paid	(42,495)	(44,433)
Lump-sum payments	(13,605)	(24,109)
Past service cost	108	(44)
Acquisition of subsidiaries and businesses	5,186
Others	(6,685)	(70,451)
At end of period	¥ 1,188,183	¥ 1,173,671	¥ 1,239,784